Protective Life Insurance Company - First Variable Annuity Fund A

Financial Statements

December 31, 2021

First Variable Annuity Fund A

Index

Page(s)
Report of Independent Registered Public Accounting Firm	1 - 2
Statement of Assets and Liabilities as of December 31, 2021	3
Statement of Operations for the year ended December 31, 2021	4
Statement of Changes in Net Assets for the year ended December 31, 2021	5
Statement of Changes in Net Assets for the year ended December 31, 2020	6
Notes to Financial Statements	7 - 13

Report of Independent Registered Public Accounting Firm

To the Contract Holders of Protective Life Insurance Company - First Variable Annuity Fund A and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Life Insurance Company - First Variable Annuity Fund A (the Separate Account) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the years ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 22, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Protective Life Insurance Company separate accounts since 2019.

Birmingham, Alabama
April 19, 2022

Appendix A

American Century VP Disciplined Core Value Fund I

American Century VP International

American Century VP Ultra

Federated Hermes for US Government Securities II

Federated Hermes Government Money Fund II

Federated Hermes High Income Bond II

Fidelity Contrafund – Class 2

Fidelity Growth & Income – Class 2

Protective Life Insurance Company - First Variable Annuity Fund A
Statement of Assets and Liabilities
As of December 31, 2021

	American Funds Variable Insurance Products Trust			Federated			Fidelity Variable Insurance Products Fund
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Growth & Income - Class 2
ASSETS
Investments at fair value	$68,680	$107,060	$209,938	$346,307	$228,355	$862,756	$1,692,778	$1,162,922
Receivable from Protective Life Insurance Company	57	90	6	295	194	728	1,411	966
Total assets	68,737	107,149	209,944	346,602	228,549	863,484	1,694,189	1,163,888

LIABILITIES
Payable to Protective Life Insurance Company	57	90	6	295	194	728	1,411	966
Net assets	$68,680	$107,060	$209,938	$346,307	$228,355	$862,756	$1,692,778	$1,162,922

Units Outstanding	1,904	4,367	3,640	21,155	12,332	26,583	26,522	32,451

Shares Owned in each Portfolio	6,407	7,205	6,690	32,335	228,355	135,017	32,237	45,748

Fair Value per Share	$10.72	$14.86	$31.38	$10.71	$1.00	$6.39	$52.51	$25.42

Investment in Fund shares, at Cost	$49,237	$59,668	$89,558	$356,833	$228,355	$891,881	$970,077	$719,751

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund A

Statement of Operations

For the year ended December 31, 2021

	American Funds Variable Insurance Products Trust			Federated			Fidelity Variable Insurance Products Fund
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Growth & Income - Class 2
INVESTMENT INCOME
Dividend income	$696	$165	$-	$7,099	$3	$41,077	$401	$24,304

EXPENSES
Mortality and expense risk and administrative charges	643	1,053	1,911	3,507	2,314	8,501	15,115	10,829

Net investment income (loss)	53	(888)	(1,911)	3,592	(2,311)	32,577	(14,714)	13,475

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	167	455	1,042	(72)	-	(383)	6,763	4,053
Capital gain distributions	9,190	2,917	12,354	-	-	-	193,916	50,039
Net realized gain (loss) on investments	9,357	3,372	13,396	(72)	-	(383)	200,679	54,092

Change in net unrealized appreciation (depreciation) on investments	3,168	5,133	26,281	(14,306)	-	(555)	166,038	160,440
Net realized and unrealized gain (loss) on investments	12,525	8,506	39,677	(14,378)	-	(938)	366,717	214,532

Net increase (decrease) in net assets resulting from operations	$12,577	$7,617	$37,766	$(10,786)	$(2,311)	$31,638	$352,003	$228,007

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund A

Statement of Changes in Net Assets

For the year ended December 31, 2021

	American Funds Variable Insurance Products Trust			Federated			Fidelity Variable Insurance Products Fund
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Growth & Income - Class 2
FROM OPERATIONS
Net investment income (loss)	$53	$(888)	$(1,911)	$3,592	$(2,311)	$32,577	$(14,714)	$13,475
Net realized gain (loss) on investments	9,357	3,372	13,396	(72)	-	(383)	200,679	54,092
Change in net unrealized appreciation (depreciation) on investments	3,168	5,133	26,281	(14,306)	-	(555)	166,038	160,440
Net increase (decrease) in net assets resulting from operations	12,577	7,617	37,766	(10,786)	(2,311)	31,638	352,003	228,007

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' benefits	-	-	-	-	(2,497)	-	-	-
Transfer (to) from other portfolios	1	7	(0)	3	1	(13)	(116)	8
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1	7	(0)	3	(2,495)	(13)	(116)	8

Total increase (decrease) in net assets	12,579	7,625	37,766	(10,783)	(4,806)	31,625	351,887	228,015

NET ASSETS
Beginning of period	56,102	99,435	172,172	357,089	233,161	831,131	1,340,891	934,907
End of period	$68,680	$107,060	$209,938	$346,307	$228,355	$862,756	$1,692,778	$1,162,922

 Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund A

Statement of Changes in Net Assets

For the year ended December 31, 2020

	American Funds Variable Insurance Products Trust			Federated			Fidelity Variable Insurance Products Fund
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Growth & Income - Class 2
FROM OPERATIONS
Net investment income (loss)	$473	$(429)	$(1,359)	$4,858	$(1,877)	$37,469	$(10,613)	$7,843
Net realized gain (loss) on investments	2,536	1,418	12,541	28	-	(814)	9,590	43,533
Change in net unrealized appreciation (depreciation) on investments	2,409	18,660	44,940	9,397	-	(592)	302,011	5,805
Net increase (decrease) in net assets resulting from operations	5,418	19,649	56,122	14,282	(1,877)	36,062	300,988	57,181

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Transfer (to) from other portfolios	1	(2)	0	(11)	1	(5)	(70)	50
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1	(2)	0	(11)	1	(5)	(70)	50

Total increase (decrease) in net assets	5,420	19,647	56,122	14,271	(1,876)	36,057	300,919	57,231

NET ASSETS
Beginning of period	50,682	79,788	116,050	342,818	235,037	795,075	1,039,972	877,676
End of period	$56,102	$99,435	$172,172	$357,089	$233,161	$831,131	$1,340,891	$934,907

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company – First Variable Annuity Fund A

Notes to Financial Statements

December 31, 2021

(1) Organization

Protective Life Insurance Company - First Variable Annuity Fund A (“Separate Account”) began operations as a segregated account of First Variable Life Insurance Company (“First Variable”). On January 2, 2004, First Variable was merged into its parent company, Protective Life Insurance Company (“Protective Life”). Protective Life is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (“Contracts”) are allocated until maturity or termination of the Contracts. New contracts are no longer being sold but holders of existing contracts may make additional deposits. The variable annuity product funded by the Separate Account is the Individual Deferred Variable Annuity.

The Separate Account is structured as a unit investment trust registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services – Investment Companies”.

During the years ended December 31, 2021 and 2020, assets were invested in eight subaccounts.

American Century VP Disciplined Core Value Fund I (d)	Federated Hermes Government Money Fund II (a)
American Century VP International	Federated Hermes High Income Bond II (b)
American Century VP Ultra	Fidelity Contrafund – Class 2
Federated Hermes for US Government Securities II (c)	Fidelity Growth & Income – Class 2

(a) Effective April 28, 2020, name changed from Federated Government Money Fund II – Class
(b) Effective April 28, 2020, name changed from Federated High Income Bond II – Class P
(c) Effective April 28, 2020, name changed from Federated US Government II – Class A
(d) Effective September 25, 2020, name changed from American Century VP Income Growth

Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Protective Life’s other assets and liabilities.

Contract owners may allocate some or all of the applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of First Variable. The assets of First Variable support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. As of December 31, 2021, there were no contract values allocated to the Guaranteed Account.

Beginning in the first quarter of 2020, the outbreak of COVID-19, created significant economic and social disruption and impacted various operational and financial aspects of Protective Life’s business. Certain impacts from COVID-19 continued into 2021, including increased claims in both the life insurance and annuity blocks. The pandemic may continue to impact Protective Life’s earnings based on, amongst other factors, the volume and severity of claims related to COVID-19 and the financial disruption caused by the pandemic, which could impact the Protective Life’s investment portfolio. Management will continue to monitor developments and their impact on the fair value of the subaccounts in which the Separate Account invests.

Protective Life Insurance Company – First Variable Annuity Fund A

Notes to Financial Statements

December 31, 2021

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value. The investments of each subaccount are presented net of management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recognized on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares (determined for each product using the weighted average method) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying Funds.

Transfer (to) from other Portfolios

Transfers (to) from other portfolios include transfers of all or part of the contract owner’s interest to or from another subaccount or to First Variable.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of PLC. Under the provisions of the Contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2021. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Contracts in Annuity Payment Period

Net assets allocated to contracts in the annuity payout period are computed according to the 1983 Individual Annuity Mortality Table. The assumed investment return varies between 3% and 4%, depending on the specific Contract. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the Separate Account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life for the calculated or excess differential. As of December 31, 2021, there are no contracts in the annuity payout phase.

Protective Life Insurance Company – First Variable Annuity Fund A

Notes to Financial Statements

December 31, 2021

(2) Significant Accounting Policies, continued

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds

(3) Fair Value of Financial Instruments

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 3 assets in any period presented, disclosure of transfers between level 3 or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets
b)	Quoted prices for identical or similar assets in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of Fair Values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds with readily determinable fair values. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

Protective Life Insurance Company – First Variable Annuity Fund A

Notes to Financial Statements

December 31, 2021

(4) Changes in Units Outstanding

The change in units outstanding for the years or periods ended December 31, 2021 and 2020 were as follows:

(in thousands)	2021			2020

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

American Century VP Disciplined Core Value Fund I	0*	0*	0*	0*	0*	0*
American Century VP International	1	0*	0*	1	1	0*
American Century VP Ultra	0*	0*	0*	0*	0*	0*
Federated Hermes for US Government Securities II	0*	0*	0*	0*	1	0*
Federated Hermes Government Money Fund II	0*	134	(134)	0*	0*	0*
Federated Hermes High Income Bond II	0*	1	0*	2	2	0*
Fidelity Contrafund – Class 2	2	4	(2)	3	5	(1)
Fidelity Growth & Income – Class 2	3	3	0*	6	4	2

*The subaccount had unit activity that did not round to one thousand.

Note: Totals may not appear to foot/crossfoot due to rounding.

(5) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2021 are as follows:

	Purchases	Sales

American Century VP Disciplined Core Value Fund I	$9,890	$646
American Century VP International	3,091	1,056
American Century VP Ultra	12,354	1,912
Federated Hermes for US Government Securities II	7,103	3,509
Federated Hermes Government Money Fund II	4	4,810
Federated Hermes High Income Bond II	41,085	8,522
Fidelity Contrafund – Class 2	194,400	15,314
Fidelity Growth & Income – Class 2	74,386	10,864

Protective Life Insurance Company – First Variable Annuity Fund A

Notes to Financial Statements

December 31, 2021

(6) Financial Highlights

Protective Life offers one variable annuity product that is funded by the Separate Account. Because there is only one available product, there would not be a range of unit values, expense ratios or total return ratios.

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio*	Expense Ratio**	Total Return***

American Century VP Disciplined Core Value Fund I
2021	2	$36.06	$ 69	1.12%	1.00%	22.42%
2020	2	29.46	56	1.81%	1.00%	10.69%
2019	2	26.61	51	2.12%	1.00%	22.72%
2018	2	21.69	41	2.05%	1.00%	-7.80%
2017	2	23.52	45	2.37%	1.00%	19.29%
American Century VP International
2021	4	24.52	107	0.16%	1.00%	7.67%
2020	4	22.77	99	0.43%	1.00%	24.62%
2019	4	18.27	80	0.86%	1.00%	27.14%
2018	4	14.37	63	1.36%	1.00%	-16.07%
2017	4	17.12	75	0.87%	1.00%	29.90%
American Century VP Ultra
2021	4	57.68	210	0.00%	1.00%	21.94%
2020	4	47.30	172	0.00%	1.00%	48.36%
2019	4	31.88	116	0.00%	1.00%	-33.24%
2018	4	23.93	87	0.28%	1.00%	-0.25%
2017	4	23.99	87	0.37%	1.00%	30.91%
Federated Hermes for US Government Securities II
2021	21	16.37	346	2.02%	1.00%	-3.02%
2020	21	16.88	357	2.41%	1.00%	4.16%
2019	21	16.21	343	2.42%	1.00%	4.84%
2018	21	15.46	332	2.36%	1.00%	-0.55%
2017	21	15.54	334	2.33%	1.00%	0.91%

Protective Life Insurance Company – First Variable Annuity Fund A

Notes to Financial Statements

December 31, 2021

(6) Financial Highlights, continued

	As of December 31			For the year ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio*	Expense Ratio**	Total Return***

Federated Hermes Government Money Fund II
2021	12	$18.52	$228	0.00%	1.00%	-0.99%
2020	12	18.70	233	0.20%	1.00%	-0.80%
2019	12	18.85	235	1.71%	1.00%	0.63%
2018	14	18.74	260	1.29%	1.00%	0.24%
2017	18	18.69	335	0.31%	1.00%	-0.69%
Federated Hermes High Income Bond II
2021	27	32.45	863	4.85%	1.00%	3.81%
2020	27	31.27	831	5.56%	1.00%	4.54%
2019	27	29.91	795	6.14%	1.00%	13.40%
2018	27	26.37	710	8.03%	1.00%	-4.25%
2017	27	27.55	741	6.68%	1.00%	5.88%
Fidelity Contrafund - Class 2
2021	27	63.83	1,693	0.03%	1.00%	26.24%
2020	27	50.56	1,341	0.07%	1.00%	28.94%
2019	27	39.21	1,040	0.22%	1.00%	29.97%
2018	27	30.17	812	0.47%	1.00%	-7.57%
2017	27	32.64	879	0.79%	1.00%	20.38%
Fidelity Growth & Income - Class 2
2021	32	35.84	1,163	2.32%	1.00%	24.39%
2020	32	28.81	935	1.76%	1.00%	6.52%
2019	32	27.05	878	3.47%	1.00%	28.39%
2018	33	21.07	690	0.20%	1.00%	-10.10%
2017	33	23.43	768	1.10%	1.00%	15.45%

* These ratios represent the dividends, excluding distributions of capital gains (both long-term and short-term), received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount if affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated and are not annualized. They include changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Protective Life Insurance Company – First Variable Annuity Fund A

Notes to Financial Statements

December 31, 2021

(7) Expenses

The following is a summary of Separate Account expense charges which are assessed either as a direct redemption of units or as a reduction in unit values for all contracts contained within the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is assessed through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets. The charge is recognized as mortality and expense risk and administrative charges in the Statement of Operations and varies depending on the product purchased and the death benefit option selected.

Annual rate of 1.00%

Contract Issue Charge

An annual fee is assessed to reimburse Protective Life for expenses incurred in the issuance of the Contract and is deducted through a redemption of units. The charge is recognized as Contract maintenance fees in the Statement of Changes in Net Assets.

Annual fee of 0 - $25

Sales Charge

This fee is charged from each purchase payment to cover the expenses associated with the sales and distribution of the Contracts and is assessed through a redemption of units. The sales charge percentage is based upon the current purchase payment. This charge is recorded as Contract maintenance fees within the Statement of Changes in Net Assets.

5% - 7%

Termination Charge

This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the Contracts and recorded as Contract maintenance fees within the Statement of Changes in Net Assets. The percentage charged is assessed through a redemption of units.

0.0% - 2.0%

(8) Related Party Matters

Contract owners' net payments represent premiums received from contract owners less certain deductions made by Protective Life in accordance with the Contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

(9) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2021, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.